MFA 2024-NQM1 Trust ABS-15G

EXHIBIT 99.27

Rating Agency Exceptions Report: 3/27/2024

Loan Information											Exception Information							Initial Overall Grades				Final Overall Grades				Event Level
Loan Number	Loan Number 2	Property State	Purpose	Occupancy	Property Type	DTI	DSCR	FICO	LTV	Note Original Balance	Exception ID	Exception Type	Exception Description	Exception Note	Exception General Comment	Compensating Factors	Exception Status	DBRS	Fitch	Moody's	S&P	DBRS	Fitch	Moody's	S&P	Grade
XXXX	10004401	CA	Purchase	Owner Occupied	Condo Attached	48.66		713	75.00%	XXXXXXXXXX	273061	Credit	Sales Contract	The sales contract addendum with the updated purchase price of XXXX is missing from the loan file.	11/21/2023: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
XXXX	10004401	CA	Purchase	Owner Occupied	Condo Attached	48.66		713	75.00%	XXXXXXXXXX	273075	Credit	Title Commitment	According to the underwriting guidelines, the title insurance coverage must be equal to the original mortgage amount. In this case, the title policy does not list the coverage amount.	11/21/2023: Document provided to cure.		Cleared Exception	C	C	C	C	A	A	A	A	1
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